TANGIBLE ASSETS - Hectares Expected Years (Details) - a	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Area Planted in Hectares	8,534	7,731
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area Planted in Hectares	1,639	1,168
Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area Planted in Hectares	3,194	1,078
More than 5 years and no more than 10 years
Disclosure of detailed information about property, plant and equipment [line items]
Area Planted in Hectares	1,966	2,074
More than 10 years
Disclosure of detailed information about property, plant and equipment [line items]
Area Planted in Hectares	1,735	3,411